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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-09585


                   	   Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Research Fund
Schedule of Investments  3/31/10

 Shares                                                         Value

         COMMON STOCKS - 99.4 %
         Energy - 10.7 %
         Integrated Oil & Gas - 5.6 %
 17,066  Chevron Corp.                                        $1,294,115
 36,500  Exxon Mobil Corp.                                     2,444,770
                                                              $3,738,885
         Oil & Gas Drilling - 0.5 %
 3,800   Transocean, Ltd. *                                   $ 328,244
         Oil & Gas Equipment & Services - 0.8 %
 16,400  Halliburton Co. *                                    $ 494,132
         Oil & Gas Exploration & Production - 3.2 %
 6,032   Apache Corp.                                         $ 612,248
 8,900   Devon Energy Corp.                                     573,427
 7,600   Range Resources Corp.                                  356,212
 13,500  Southwestern Energy Co. *                              549,720
                                                              $2,091,607
         Oil & Gas Storage & Transporation - 0.6 %
 38,742  El Paso Corp.                                        $ 419,963
         Total Energy                                         $7,072,831
         Materials - 3.4 %
         Construction Materials - 0.3 %
 2,800   Martin Marietta Materials, Inc. (b)                  $ 233,940
         Diversified Chemical - 0.9 %
 20,300  Dow Chemical Co.                                     $ 600,271
         Diversified Metals & Mining - 0.7 %
 5,700   Freeport-McMoRan Copper & Gold, Inc. (Class B)       $ 476,178
         Industrial Gases - 0.8 %
 7,100   Air Products & Chemicals, Inc.                       $ 525,045
         Paper Packaging - 0.7 %
 17,700  Packaging Corp of America                            $ 435,597
         Total Materials                                      $2,271,031
         Capital Goods - 8.3 %
         Aerospace & Defense - 2.5 %
 7,708   Northrop Grumman Corp. *                             $ 505,414
 15,490  United Technologies Corp.                             1,140,219
                                                              $1,645,633
         Construction & Engineering - 0.7 %
 22,246  KBR, Inc.                                            $ 492,971
         Industrial Conglomerates - 1.7 %
 13,125  3M Co.                                               $1,096,856
         Industrial Machinery - 2.5 %
 13,172  Crane Co.                                            $ 467,606
 19,217  Kennametal, Inc.                                       540,382
 10,193  SPX Corp.                                              676,000
                                                              $1,683,988
         Trading Companies & Distributors - 0.9 %
 5,200   W.W. Grainger, Inc.                                  $ 562,224
         Total Capital Goods                                  $5,481,672
         Transportation - 2.2 %
         Air Freight & Couriers - 0.7 %
 5,300   FedEx Corp.                                          $ 495,020
         Railroads - 1.2 %
 6,900   CSX Corp.                                            $ 351,210
 5,900   Union Pacific Corp.                                    432,470
                                                              $ 783,680
         Trucking - 0.3 %
 5,500   J.B. Hunt Transport Services, Inc. *                 $ 197,340
         Total Transportation                                 $1,476,040
         Consumer Services - 2.9 %
         Hotels, Resorts & Cruise Lines - 0.7 %
 13,302  Marriott International, Inc. (b)                     $ 419,279
         Restaurants - 2.2 %
 9,374   McDonald's Corp.                                     $ 625,433
 35,000  Starbucks Corp. *                                      849,450
                                                              $1,474,883
         Total Consumer Services                              $1,894,162
         Media - 3.4 %
         Advertising - 0.4 %
 36,500  The Interpublic Group of Companies, Inc. *           $ 303,680
         Cable & Satellite - 2.0 %
 69,100  Comcast Corp.                                        $1,300,462
         Movies & Entertainment - 1.0 %
 19,043  Viacom, Inc. (Class B) *                             $ 654,698
         Total Media                                          $2,258,840
         Retailing - 3.7 %
         Apparel Retail - 0.6 %
 16,600  Gap, Inc.                                            $ 383,626
         General Merchandise Stores - 1.3 %
 5,700   Family Dollar Stores, Inc. (b)                       $ 208,677
 12,081  Target Corp.                                           635,461
                                                              $ 844,138
         Home Improvement Retail - 0.9 %
 19,100  Home Depot, Inc.                                     $ 617,885
         Internet Retail - 0.9 %
 4,500   Amazon.Com, Inc. *                                   $ 610,785
         Total Retailing                                      $2,456,434
         Food & Drug Retailing - 2.7 %
         Drug Retail - 1.2 %
 22,159  CVS/Caremark Corp.                                   $ 810,133
         Hypermarkets & Supercenters - 1.5 %
 17,950  Wal-Mart Stores, Inc.                                $ 998,020
         Total Food & Drug Retailing                          $1,808,153
         Food, Beverage & Tobacco - 5.7 %
         Brewers - 1.2 %
 15,900  Anheuser-Busch Inbev NV                              $ 801,131
         Distillers & Vintners - 0.4 %
 15,200  Constellation Brands, Inc. *                         $ 249,888
         Packaged Foods & Meats - 0.4 %
 6,500   Hershey Foods Corp.                                  $ 278,265
         Soft Drinks - 1.9 %
 18,000  Coca-Cola Co.                                        $ 990,000
 6,200   Hansen Natural Corp. *                                 268,956
                                                              $1,258,956
         Tobacco - 1.8 %
 4,491   Lorillard, Inc.                                      $ 337,903
 16,650  Phillip Morris International, Inc.                     868,464
                                                              $1,206,367
         Total Food, Beverage & Tobacco                       $3,794,607
         Household & Personal Products - 2.8 %
         Household Products - 1.6 %
 12,700  Colgate-Palmolive Co.                                $1,082,802
         Personal Products - 1.2 %
 9,000   Alberto-Culver Co. (Class B)                         $ 235,350
 8,100   Estee Lauder Co.                                       525,447
                                                              $ 760,797
         Total Household & Personal Products                  $1,843,599
         Health Care Equipment & Services - 3.8 %
         Health Care Equipment - 1.3 %
 9,600   Baxter International, Inc.                           $ 558,720
 6,500   Covidien, Ltd.                                         326,820
                                                              $ 885,540
         Health Care Services - 0.8 %
 4,800   DaVita, Inc. *                                       $ 304,320
 8,200   Omnicare, Inc.                                         231,978
                                                              $ 536,298
         Managed Health Care - 1.7 %
 11,300  AETNA, Inc.                                          $ 396,743
 21,100  United Healthcare Group, Inc.                          689,337
                                                              $1,086,080
         Total Health Care Equipment & Services               $2,507,918
         Pharmaceuticals & Biotechnology - 8.5 %
         Biotechnology - 2.4 %
 7,634   Advanced Magnetics, Inc. * (b)                       $ 266,503
 4,700   Alexion Pharmaceuticals, Inc. *                        255,539
 9,000   Amgen, Inc. *                                          537,840
 6,640   Cubist Pharmaceuticals, Inc. *                         149,666
 8,320   Incyte Genomics, Inc. *                                116,147
 6,600   Vertex Pharmaceuticals, Inc. * (b)                     269,742
                                                              $1,595,437
         Life Sciences Tools & Services - 0.5 %
 5,600   Thermo Fisher Scientific, Inc. *                     $ 288,064
         Pharmaceuticals - 5.6 %
 14,000  Abbott Laboratories, Inc.                            $ 737,520
 31,000  Merck & Co., Inc.                                     1,157,850
 80,900  Pfizer, Inc.                                          1,387,435
 6,909   Teva Pharmaceutical Industries, Ltd.                   435,820
                                                              $3,718,625
         Total Pharmaceuticals & Biotechnology                $5,602,126
         Banks - 3.8 %
         Diversified Banks - 2.1 %
 44,300  Wells Fargo & Co.                                    $1,378,616
         Regional Banks - 1.7 %
 94,700  KeyCorp                                              $ 733,925
 6,486   PNC Bank Corp.                                         387,214
                                                              $1,121,139
         Total Banks                                          $2,499,755
         Diversified Financials - 8.8 %
         Asset Management & Custody Banks - 1.0 %
 6,174   Franklin Resources, Inc.                             $ 684,697
         Diversified Finance Services - 3.9 %
 57,900  J.P. Morgan Chase & Co.                              $2,591,025
         Investment Banking & Brokerage - 3.1 %
 24,099  Lazard, Ltd.                                         $ 860,334
 39,700  Morgan Stanley Co.                                    1,162,813
                                                              $2,023,147
         Specialized Finance - 0.8 %
 1,666   CME Group, Inc.                                      $ 526,639
         Total Diversified Financials                         $5,825,508
         Insurance - 3.9 %
         Life & Health Insurance - 2.1 %
 14,100  Prudential Financial, Inc.                           $ 853,050
 20,700  UNUM Group, Inc.                                       512,739
                                                              $1,365,789
         Property & Casualty Insurance - 1.8 %
 12,900  ACE, Ltd.                                            $ 674,670
 16,000  Allstate Corp.                                         516,960
                                                              $1,191,630
         Total Insurance                                      $2,557,419
         Software & Services - 7.4 %
         Application Software - 0.8 %
 5,929   Citrix Systems, Inc. *                               $ 281,450
 16,300  Nuance Communications, Inc. * (b)                      271,232
                                                              $ 552,682
         Internet Software & Services - 2.3 %
 2,100   Google Inc. *                                        $1,190,721
 19,213  Yahoo! Inc. *                                          317,591
                                                              $1,508,312
         Systems Software - 4.3 %
 55,844  Microsoft Corp.                                      $1,634,554
 35,613  Oracle Corp.                                           914,898
 8,017   Rovi Corp. * (b)                                       297,671
                                                              $2,847,123
         Total Software & Services                            $4,908,117
         Technology Hardware & Equipment - 9.0 %
         Communications Equipment - 4.4 %
 63,637  Cisco Systems, Inc. *                                $1,656,471
 29,400  Qualcomm, Inc.                                        1,234,506
                                                              $2,890,977
         Computer Hardware - 3.2 %
 9,100   Apple, Inc. *                                        $2,137,863
         Electronic Equipment & Instruments - 0.6 %
 13,700  Flir Systems, Inc. *                                 $ 386,340
         Office Electronics - 0.8 %
 54,100  Xerox Corp.                                          $ 527,475
         Total Technology Hardware & Equipment                $5,942,655
         Semiconductors - 2.5 %
 54,100  Atmel Corp. *                                        $ 272,123
 49,700  Intel Corp.                                           1,106,322
 32,900  ON Semiconductor Corp. *                               263,200
                                                              $1,641,645
         Total Semiconductors                                 $1,641,645
         Telecommunication Services - 2.8 %
         Integrated Telecommunication Services - 2.8 %
 17,500  Century Telephone Enterprises, Inc.                  $ 620,550
 23,852  Verizon Communications, Inc.                           739,889
 44,710  Windstream Corp. (b)                                   486,892
                                                              $1,847,331
         Total Telecommunication Services                     $1,847,331
         Utilities - 3.4 %
         Gas Utilities - 1.4 %
 10,200  EQT Corp.                                            $ 418,200
 11,572  Questar Corp.                                          499,910
                                                              $ 918,110
         Multi-Utilities - 2.0 %
 22,000  Public Service Enterprise Group, Inc.                $ 649,440
 14,386  Sempra Energy Co.                                      717,861
                                                              $1,367,301
         Total Utilities                                      $2,285,411
         TOTAL COMMON STOCKS
         (Cost  $53,595,314)                                  $65,975,254
Principal
Amount ($TEMPORARY CASH INVESTMENTS -3.7 %
         Securities Lending Collateral  - 3.7 % (c)
         Certificates of Deposit:
 66,550  DnB NOR Bank ASA NY, 0.19%, 5/19/10                  $  66,550
 66,551  Rabobank Nederland NY, 0.19%, 7/6/10                    66,551
 66,550  Royal Bank of Canada, 0.23%, 1/21/11                    66,550
 60,161  Bank of Nova Scotia, 0.2%, 6/1/10                       60,161
 66,550  BBVA NY, 0.265%, 6/1/10                                 66,550
 20,247  BNP Paribas, 0.70%, 6/4/10                              20,247
 73,205  CBA Financial, 0.27%, 1/3/11                            73,205
                                                              $ 419,814
         Commercial Paper:
 8,806   Caterpillar Financial Services, 0.34%, 8/20/10       $   8,806
 29,281  JDCLLP, 0.15%, 4/7/10                                   29,281
 27,950  JDCLLP, 0.15%, 4/9/10                                   27,950
 46,585  BCSFUN, 0.07%, 4/1/10                                   46,585
 48,911  CATFIN, 0.17%, 4/16/10                                  48,911
 33,262  CBAPP, 0.20%, 6/7/10                                    33,262
 53,231  HNDAF, 0.17%, 5/4/10                                    53,231
 14,307  HNDAF, 0.16%, 4/22/10                                   14,307
 6,654   INDFG, 0.21%, 5/4/10                                     6,654
 79,845  INDFG, 0.20%, 5/3/10                                    79,845
 51,902  PARFIN, 0.25%, 4/19/10                                  51,902
 66,524  WSTPAC, 0.25%, 5/27/10                                  66,524
 66,548  Char FD, 0.16%, 4/7/10                                  66,548
 26,613  Ciesco, 0.19%, 5/20/10                                  26,613
 66,533  FASCO, 0.19%, 5/18/10                                   66,533
 27,272  Kithaw, 0.16%, 5/5/10                                   27,272
 39,918  Kithaw, 0.20%, 5/24/10                                  39,918
 26,615  Old LLC, 0.18%, 5/11/10                                 26,615
 26,616  Ranger, 0.18%, 5/3/10                                   26,616
 19,961  SRCPP, 0.19%, 5/6/10                                    19,961
 50,843  SRCPP, 0.17%, 4/6/11                                    50,843
 12,280  STRAIT, 0.18%, 4/1/10                                   12,280
 12,932  STRAIT, 0.18%, 5/7/10                                   12,932
 29,346  STRAIT, 0.17%, 4/26/10                                  29,346
 26,611  STRAIT, 0.20%, 6/2/10                                   26,611
 33,268  TB LLC, 0.19%, 5/10/10                                  33,268
 33,260  TB LLC, 0.23%, 6/9/10                                   33,260
 66,550  Toyota Motor Credit Corp., 0.23%, 1/10/11               66,550
 18,817  Wal Mart Stores, Inc., 0.22%, 7/1/10                    18,817
 75,819  Bank of America, 0.85%, 5/12/10                         75,819
 33,270  GE, 0.30%, 1/26/11                                      33,270
 19,976  GE Capital Corp., 0.43%, 8/20/10                        19,976
 7,204   GE Capital Corp., 0.35%, 10/21/10                        7,204
 7,253   GE Capital Corp., 0.31%, 10/6/10                         7,253
 7,422   John Deere Capital Corp., 0.33%, 7/16/10                 7,422
 56,323  JPMorgan Chase & Co., 0.57%, 9/24/10                    56,323
 60,272  CME, Inc., 0.90%, 8/6/10                                60,272
 75,458  Santander, 0.30%, 7/23/10                               75,458
 14,267  US Bancorp, 0.65%, 5/6/10                               14,267
 6,660   US Bancorp, 0.66%, 6/4/10                                6,660
 10,197  US Bancorp, 0.30%, 5/28/10                              10,197
 47,262  WFC, 0.70%, 1/24/11                                     47,262
 26,613  WFC, 0.33%, 12/2/10                                     26,613
                                                              $1,499,237
         Tri-party Repurchase Agreements:
 97,162  Deutsche Bank, 0.02%, 4/1/10                         $  97,162
199,649  RBS Securities, Inc., 0.01%, 4/1/10                    199,649
                                                              $ 296,811
 Shares
         Time Deposits:
103,258  Societe Generale, 0.12%, 4/1/10                      $ 103,258
         Money Market Mutual Funds:
106,479  Dreyfus Preferred Money Market Fund                  $ 106,479

         Total Securities Lending Collateral                  $ 2,425,599

         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $2,425,599)                                   $2,425,599

         TOTAL INVESTMENT IN SECURITIES - 103.1%
         (Cost  $56,020,913) (a)                              $68,400,853

         OTHER ASSETS AND LIABILITIES - (3.1)%                $(2,043,357)

         TOTAL NET ASSETS - 100.0%                            $66,357,496

   *     Non-income producing security.

(A.D.R.) American Depositary Receipt.

  (a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $56,020,913 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost            $13,405,427

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value             (1,025,487)

         Net unrealized gain                                  $12,379,940

  (b)    At March 31, 2010, the following security was out on loan:

 Shares                        Security                         Value
 5,800   Advanced Magnetics, Inc. *                           $202,478
 5,600   Family Dollar Stores, Inc.                            205,016
 13,100  Marriott International, Inc.                          412,912
 2,700   Martin Marietta Materials, Inc.                       225,585
 16,120  Nuance Communications, Inc. *                         268,237
 7,200   Rovi Corp. *                                          267,336
 6,400   Vertex Pharmaceuticals, Inc. *                        261,568
 43,500  Windstream Corp.                                      473,715
         Total                                                $2,316,847

  (c) Securities lending collateral is managed by Credit Suisse, New York
Branch.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                               Level 1    Level 2   Level 3    Total
Common Stocks               $65,975,254     $0        $0    $65,975,254
Temporary Cash Investments            0   2,319,120    0     2,319,120
Money market Mutual Funds       106,479      0         0      106,479
 Total                      $66,081,733  $2,319,120   $0    $68,400,853



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 28, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 28, 2010

* Print the name and title of each signing officer under his or her signature.